Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of employee benefits provisions

	31 December	31 December
	2025	2024
Retirement pay liability provision	2,074,592	3,144,599
Unused vacation provision	816,101	824,158
	2,890,693	3,968,757

Summary of movement in provision for retirement pay liability

Movements in provision for retirement pay liability are as follows:

	2025	2024
Balance at 1 January	3,144,599	3,183,356
Service cost	493,572	646,459
Remeasurements	(1,161,825)	231,601
Interest expense	711,056	696,536
Benefit payments	(409,802)	(534,804)
Inflation adjustment	(703,008)	(1,078,549)
Balance at 31 December	2,074,592	3,144,599

Summary of sensitivity of provision for retirement pay liability

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2025	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.1)%	15.6%	16.1%	(13.6)%
Impact on provision for defined benefit plans	(271,772)	323,636	334,009	(282,145)

29.Employee benefits (continued)

Provision for defined benefit plans (continued)

31 December 2024	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.2%	6.6%	(22.7)%
Impact on provision for defined benefit plans	(446,533)	540,557	207,544	(713,824)